Share-Based Payments	12 Months Ended
Dec. 31, 2018
Compensation and Retirement Disclosure [Abstract]
Share-Based Payments

Note 15. Share-Based Payments

As of December 31, 2018, the Company had 1,706,431 options, 87,586 restricted shares and 60,000 warrants outstanding.

The Company awards common stock and stock options to employees and directors as compensation for their services, and accounts for its stock option awards to employees and directors pursuant to the provisions of ASC 718, Stock Compensation. The fair value of each option award is estimated on the date of grant using the Black-Scholes Merton valuation model. The Company recognizes the fair value of each option as compensation expense ratably using the straight-line attribution method over the service period, which is generally the vesting period.

Effective as of December 3, 2010 and amended on August 3, 2018, our Board of Directors approved the 2010 Stock Incentive Plan (“the 2010 Plan”) pursuant to which options or other similar securities may be granted. As of December 31, 2018, the maximum aggregate number of shares of our common stock that may be issued under the 2010 Plan increased from 4,000,000 shares to 31,500,000 shares. As of December 31, 2018, options available for issuance are 27,635,499 shares.

For the years ended December 31, 2018 and 2017, total share-based payments expense was approximately $3.4 million and $1.3 million, respectively.

(a)	Stock Options

Stock option activity for the year ended December 31, 2018 is summarized as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregated
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life (Years)	Value
Outstanding at January 1, 2018	1,853,391	$3.2	2.99	$0.02
Granted	-	-
Exercised	(136,961)	2.34
Expired	(9,999)	1.58
Forfeited	-	-
Outstanding at December 31, 2018	1,706,431	$3.28	4.08	$-
Vested and expected to be vested as of December 31, 2018	1,706,431	$3.28	4.08	$-
Options exercisable at December 31, 2018 (vested)	1,653,097	$3.33	3.94	$-

As of December 31, 2018, approximately $64,960 of total unrecognized compensation expense related to non-vested share options is expected to be recognized over a weighted average period of approximately 1.43 years. The total fair value of shares vested for the years ended December 31, 2018 and 2017 was $364,001 and $974,237 respectively.  Cash received from options exercised during 2018 and 2017 was approximately $28,000 and $100,000.

The following table summarizes the assumptions used to estimate the fair values of the share options granted for the year ended 2017 presented. There were no options granted in 2018.

December 31,
2017
Expected term	5.4 ~5.9 years
Expected volatility	55% ~ 85%
Expected dividend yield	0%
Risk free interest rate	2.04% ~2.29%

(b)	Warrants

In connection with the Company’s financings, the Warner Brother Agreement and the service agreements, the Company issued warrants to service providers to purchase common stock of the Company. The warrants issued to Warner Brother has been expired without exercise on January 31, 2019. The warrants that were issued to Beijing Sun Seven Stars Culture Development Limited (“SSS”) has been expired without exercise on March 28, 2018. Cash received from warrants exercised during 2018 and 2017 was approximately $1,126,000 and $1,725,000.

As of December 31, 2018, the weighted average exercise price was $1.75 and the weighted average remaining life was 0.08 years. The following table outlines the warrants outstanding and exercisable as of December 31, 2018 and December 31, 2017:

	2018	2017
	Number of	Number of
	Warrants	Warrants
	Outstanding and	Outstanding and	Exercise	Expiration
Warrants Outstanding	Exercisable	Exercisable	Price	Date

2014 Broker Warrants (Series E Financing)	60,000	703,714	$1.75	01/31/19
2016 Warrants to SSS	-	1,818,182	$2.75	03/28/18
	60,000	2,521,896

On September 24, 2018, the Company entered into an employment agreements with three executives and subsequently resigned in February 2019 (see Note 22). As part of their employment agreements, they were entitled to warrants for an aggregate of 8,000,000 shares at an exercise price of $5.375 per share, which is a 25% premium to the $4.30 per share closing market price of the Company’s common stock on September 7, 2018. As a result of the resignation, all the warrants were forfeited.

(c)	Restricted Shares

In January, 2017, the Company granted 35,000 restricted shares to one employee under the “2010 Plan”. The restricted shares have a vesting period of four years with the first one-fourth vesting on the first anniversary from grant date and the remaining three-fourth vesting ratably over twelve quarters. The grant date fair value of the restricted shares was $43,750. As this employee left the Company in February 2017, no expense was recorded.

In March and April, 2017, the Company granted 365,000 restricted shares to certain employees under the “2010 Plan”. The restricted shares have a vesting period of four years with the first one-fourth vesting on the first anniversary from grant date and the remaining three-fourth vesting ratably over twelve quarters. The grant date fair value of the restricted shares was $778,200.

In November, 2017, the Board of Directors approved 2017 independent board compensation plan, which approved to grant 4,488 restricted shares to each of four then independent directors under the “2010 Plan”. The restricted shares were all vested immediately since commencement date. The aggregated grant date fair value of all those restricted shares was $100,000.

In April and June, 2018, the Company granted 1,342,743 restricted shares to certain employees under the “2010 Plan”. 1,239,743 of the restricted shares were all vested immediately at commencement date. Rest of the shares have a vesting period of two years with the first half vesting on the first anniversary from grant date and the other half vesting on the second anniversary. The grant date fair value of the restricted shares was $3,469,532.

A summary of the unvested restricted shares is as follows:

		Weighted-average
	Shares	fair value
Non-vested restricted shares outstanding at January 1, 2018	109,586	$1.92
Granted	1,342,743	2.58
Forfeited	(100,000)	2.27
Vested	(1,264,743)	2.56
Non-vested restricted shares outstanding at December 31, 2018	87,586	$2.46

 As of December 31, 2018, there was $131,950 of unrecognized compensation cost related to unvested restricted shares. This amount is expected to be recognized over a weighted-average period of 1.26 years.